Goldman Sachs International Equity Dividend and Premium Fund Expense Example, No Redemption - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs International Equity Dividend and Premium Fund - Class C Shares
Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, By Year, Column [Optional Text]	Class C Shares – Assuming no redemption
Expense Example, No Redemption, 1 Year	$ 197
Expense Example, No Redemption, 3 Years	682
Expense Example, No Redemption, 5 Years	1,193
Expense Example, No Redemption, 10 Years	$ 2,599